OPTIONS (Details) (USD $)	0 Months Ended			3 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended
	Mar. 28, 2014	Oct. 10, 2013	Sep. 10, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 19, 2012 Options	Mar. 31, 2014 Options	Mar. 31, 2013 Options	Dec. 31, 2013 Options	Dec. 31, 2012 Options	Mar. 31, 2014 Options Minimum	Dec. 31, 2013 Options Minimum	Mar. 31, 2014 Options Maximum	Dec. 31, 2013 Options Maximum	Dec. 19, 2012 Options Options granted on December 19, 2012	Dec. 31, 2013 Options Options granted on December 19, 2012	Dec. 31, 2012 Options Options granted on December 19, 2012	May 10, 2013 Options Options granted on May 10, 2013	Dec. 31, 2013 Options Options granted on May 10, 2013	Dec. 31, 2012 Options Options granted on May 10, 2013	Dec. 31, 2013 Options Options granted on May 10, 2013 Options Vested on Grant Date	Dec. 31, 2013 Options Options granted on May 10, 2013 Vesting every 90 days	Jul. 29, 2013 Options Options granted on July 29, 2013	Dec. 31, 2013 Options Options granted on July 29, 2013	Dec. 31, 2012 Options Options granted on July 29, 2013	Dec. 31, 2013 Options Options granted on July 29, 2013 Options vested on July 29, 2014	Dec. 31, 2013 Options Options granted on July 29, 2013 Options vested on July 29, 2015	Aug. 20, 2013 Options Options granted one, on August 20, 2013	Dec. 31, 2013 Options Options granted one, on August 20, 2013	Dec. 31, 2012 Options Options granted one, on August 20, 2013	Dec. 31, 2013 Options Options granted one, on August 20, 2013 Options vested in February 2014	Dec. 31, 2013 Options Options granted one, on August 20, 2013 Options vested in August 2014	Aug. 20, 2013 Options Options granted two, on August 20, 2013	Dec. 31, 2013 Options Options granted two, on August 20, 2013	Dec. 31, 2012 Options Options granted two, on August 20, 2013	Dec. 31, 2013 Options Options granted two, on August 20, 2013 August 20, 2016	Dec. 31, 2013 Options Options granted two, on August 20, 2013 August 20, 2018	Dec. 31, 2013 Options Options granted two, on August 20, 2013 Vesting every 90 days	Dec. 31, 2013 Options Options granted two, on August 20, 2013 Immediate vesting	Dec. 13, 2013 Options Options granted on December 13, 2013	Dec. 31, 2013 Options Options granted on December 13, 2013	Dec. 31, 2012 Options Options granted on December 13, 2013	Dec. 31, 2013 Options Options granted on December 13, 2013 Vesting every 90 days	Dec. 31, 2013 Options Options granted on December 13, 2013 Immediate vesting
Options
Options issued and outstanding									8,712,350		4,485,250	2,820,000
Number of options awarded									4,327,100		1,850,000	2,820,000					2,820,000			400,000					350,000					300,000					700,000							100,000
Vesting percentage																							50.00%	12.50%				50.00%	50.00%				50.00%	50.00%						12.50%	50.00%				12.50%	50.00%
Number of options granted prior to initial option grant								0
Vesting period																		2 years						90 days																90 days					90 days
Exercise Price (in dollars per share)									$ 0.43		$ 0.57	$ 0.25						$ 0.25			$ 1.00					$ 0.35							$ 0.40	$ 0.50		$ 0.50							$ 0.50
Number of options expired																																						100,000	600,000
Significant assumptions used in the valuation
Expected term											3 years 3 months		2 years 8 months 1 day	1 year 5 months 1 day	2 years 10 months 17 days	3 years 3 months		3 years 3 months			1 year 5 months 1 day					2 years 8 months 1 day					2 years 10 months 17 days							1 year 9 months	2 years 10 months 17 days				1 year 5 months 1 day
Expected volatility (as a percent)									100.00%		100.00%			100.00%		250.00%		250.00%			100.00%					100.00%					100.00%					100.00%							100.00%
Risk-free interest rate (as a percent)											0.00%		1.54%		1.76%			0.39%			0.82%					0.82%					0.82%					0.82%							0.82%
Expected dividend yield (as a percent)									0.00%		0.00%							0.00%			0.00%					0.00%					0.00%					0.00%							0.00%
Grant date fair value of options																	$ 687,953			$ 152,067					$ 72,311					$ 67,928					$ 147,441							$ 11,180
Options based expense				807,356	86,006	430,138	0		306,134	86,006	648,387	11,309						377,121	11,309		124,987	0				15,354	0				24,752	0				100,583	0						5,590	0
Number of options exercised	100,000	42,250	142,500						100,000		184,750							184,750			0					0					0					0							0
Number of options:
Outstanding at beginning of the period (in shares)									4,485,250	2,820,000	2,820,000
Granted (in shares)									4,327,100		1,850,000	2,820,000					2,820,000			400,000					350,000					300,000					700,000							100,000
Less Exercised (in shares)	100,000	42,250	142,500						100,000		184,750							184,750			0					0					0					0							0
Outstanding at the end of the period (in shares)									8,712,350		4,485,250	2,820,000
Wtd Avg. Exercise Price
Outstanding at beginning of the period (in dollars per share)									$ 0.38	$ 0.25	$ 0.25
Granted (in dollars per share)									$ 0.43		$ 0.57	$ 0.25						$ 0.25			$ 1.00					$ 0.35							$ 0.40	$ 0.50		$ 0.50							$ 0.50
Exercised (in dollars per share)									$ 0.25		$ 0.25
Outstanding at end of the period (in dollars per share)									$ 0.41		$ 0.38	$ 0.25
Remaining Average Contractual Life (in years)									4 years 3 months 22 days		3 years 11 months 16 days	4 years 11 months 19 days
Intrinsic value of outstanding options									489,225		99,070	0
Outstanding and Exercisable Options
Average Exercise Price (in dollars per share)									$ 0.43		$ 0.57	$ 0.25						$ 0.25			$ 1.00					$ 0.35							$ 0.40	$ 0.50		$ 0.50							$ 0.50
Number of Shares									8,712,350		4,485,250	2,820,000
Remaining Average Contractual Life									4 years 3 months 22 days		3 years 11 months 16 days	4 years 11 months 19 days
Exercise price times number of share											1,716,313
Weighted Average Exercise Price (in dollars per share)									$ 0.41		$ 0.38	$ 0.25
Intrinsic Value											$ 99,070